Segment Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Summary of segment assets and liabilities

	30 June 2024 US$m	31 December 2023 US$m
(a) Segment assets
Australia	30,895	31,602
International	18,083	17,923
Marketing	798	835
Corporate/Other	5,866	5,001

	55,642	55,361

	30 June 2024 US$m	31 December 2023 US$m
(b) Segment liabilities
Australia	7,312	7,833
International	2,434	2,624
Marketing	890	751
Corporate/Other	9,177	8,983

	19,813	20,191